Long-Term Debt - Equipment Loan (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) advance	Dec. 31, 2020 USD ($)	May 31, 2021 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Principal amount			$ 53,500
Outstanding balance	$ 18,883	$ 8,003
Equipment loan
Debt Instrument [Line Items]
Principal amount	3,200	$ 2,400
Debt term		3 years
Outstanding balance	$ 4,656	$ 2,081		$ 0
Principal repayments		300
Equipment loan | Facility One
Debt Instrument [Line Items]
Principal amount		$ 800
Variable rate (as a percent)	3.25%	3.25%
Outstanding balance	$ 3,600
Number of advances | advance	4
Equipment loan | Facility One | Prime
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.00%	0.00%
Equipment loan | Facility Two
Debt Instrument [Line Items]
Principal amount		$ 1,600
Interest rate (as a percent)		6.00%
Outstanding balance	$ 1,100
Secured equipment loan facility
Debt Instrument [Line Items]
Principal amount			8,500
Remaining borrowing capacity	4,000
Line of credit | Revolving Credit Facility
Debt Instrument [Line Items]
Principal amount	$ 10,000		$ 10,000
Variable rate (as a percent)	5.75%
Debt term		3 years
Line of credit | Prime | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.50%